CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 20,151	$ 13,498
Interest-earning deposits in other banks	49,690	97,081
Federal funds sold	3,028	3,029
Investment securities available for sale, at fair value	83,836	81,491
Loans	346,500	367,892
Allowance for loan losses	(7,054)	(7,897)
NET LOANS	339,446	359,995
Accrued interest receivable	1,650	1,636
Stock in Federal Home Loan Bank of Atlanta ('FHLB'), at cost	796	973
Other non marketable securities	1,055	1,105
Foreclosed real estate	2,008	2,833
Premises and equipment, net	10,900	10,939
Bank owned life insurance	8,463	8,228
Core deposit intangible	182	298
Other assets	4,441	4,347
TOTAL ASSETS	525,646	585,453
Deposits:
Demand	85,347	92,265
Savings	16,597	22,139
Money market and NOW	124,635	122,727
Time	221,879	261,428
TOTAL DEPOSITS	448,458	498,559
Short term debt	6,305	17,848
Long term debt	12,372	12,372
Accrued interest payable	225	281
Accrued expenses and other liabilities	2,282	2,214
TOTAL LIABILITIES	469,642	531,274
Shareholders' Equity
Preferred stock, no par value, 10,000,000 shares authorized, none outstanding	0	0
Common stock, $1 par value, 25,000,000 shares authorized; 6,921,352 and 6,913,636 shares issued and outstanding at December 31, 2013 and 2012, respectively	6,922	6,914
Additional paid-in capital	42,062	42,000
Retained earnings	7,128	4,187
Accumulated other comprehensive income (loss)	(108)	1,078
TOTAL SHAREHOLDERS' EQUITY	56,004	54,179
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 525,646	$ 585,453